Related Party (Details) - USD ($)										1 Months Ended																					3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 07, 2022	Aug. 10, 2021	Sep. 09, 2020	Jul. 06, 2020	May 13, 2020	Apr. 09, 2020	Jan. 14, 2020	Jan. 03, 2020	Jun. 03, 2019	Sep. 15, 2022	Sep. 30, 2020	Sep. 15, 2020	Jul. 30, 2020	Apr. 21, 2020	Mar. 27, 2020	Feb. 27, 2020	Feb. 25, 2020	Feb. 18, 2020	Feb. 15, 2020	Jan. 23, 2020	Jan. 22, 2020	Dec. 31, 2019	Dec. 23, 2019	Dec. 17, 2019	Oct. 28, 2019	Sep. 30, 2019	Jul. 17, 2018	Jun. 29, 2018	Mar. 31, 2018	May 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 25, 2021	Sep. 15, 2021	Jul. 31, 2020	Jun. 30, 2020	Jun. 25, 2020	Dec. 03, 2019	Oct. 10, 2019	Sep. 16, 2019	Aug. 12, 2019	Jul. 29, 2019	Aug. 17, 2018
Related Party (Details) [Line Items]
Invested amount																																		$ 421,001
Shares of common stock (in Shares)																																		240,571
Warrants to purchase common stock (in Shares)	1,519,857									4,000,000																								240,571
Expenses																																		$ 87,275	$ 72,328
Maturity date																													The Notes mature on the second (2nd) anniversary of their issuance dates.
Repaid principal																																		2,292,953	$ 403,843	$ 456,233
Impairment amount																																					$ 11,450
Convertible secured promissory note, description																													(a) a 14% Convertible Secured Promissory Note (each a “March 2018 Note” and together the “March 2018 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at a conversion price of $12.00 per share (the “Conversion Price”), and (b) a four-year warrant (each a “Warrant and together the “Warrants”) to purchase common stock equal to one hundred percent (100%) of the shares into which the Notes can be converted into (“Warrant Shares”) at an exercise price of $12.00 per share (“Exercise Price”).							The February 2019 Convertible Note Offering consisted of (a) a 10% Convertible Promissory Note (each a “February 2019 Note” and together, the “February 2019 Notes”), convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) at the lesser of (i) a fixed conversion price equal to $15.00 per share or (ii) the price provided to investors in connection with (a) any private placement offerings or one or more registered public offerings by the Company under the Securities Act, pursuant to which the Company receives monies in the amount greater than $1,500,000 in exchange for securities of the Company between February 21, 2019 and the date on which the Company’s consummates a listing onto a national securities exchange, or (b) any private placement offerings or one or more registered public offerings by the Company under the Securities Act in connection with its listing onto a national securities exchange (a “Qualified Offering”), and (b) a four-year stock purchase warrant (each a “Warrant and together the “Warrants”) to purchase a quantity of shares of the Company’s common stock up to thirty-three percent (33%) of the number of shares of common stock into which the underlying Notes may be converted, at an exercise price of $18.00 per share (“Exercise Price”).
Convertible note																															$ 1,342,664	$ 1,221,539		$ 1,787,099		$ 1,342,664	$ 1,221,539
Fair value of warrants																													$ 300,000
Debt discount																															$ 84,854					$ 84,854
Issuance of warrants (in Shares)												331,456																								19,950
Warrants issued to purchase shares (in Shares)																						440																440
Common stock par value (in Dollars per share)																															$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001					$ 1
Exercise price (in Dollars per share)	$ 1.75									$ 0.2		$ 4.5															$ 18													$ 4.5
Debt discount																																$ (17,068)
Issued common stock shares (in Shares)					229,491
Promissory note																																											$ 660,000	$ 660,000
cash																															200,000					$ 200,000
Shares of common stock																															150,000					150,000
Derivative laibility																																42,231					$ 42,231
Revenue																															$ 80,000	0				$ 80,000	0
September 2020 Equity Raise [Member]
Related Party (Details) [Line Items]
Exercise price (in Dollars per share)																															$ 4.5					$ 4.5
October 2019 Cacher Loan Agreement [Member]
Related Party (Details) [Line Items]
Principal amount																									$ 11,450
Maturity date																									The October 2019 Cacher Note has a maturity date of October 28, 2020.
Percentage of net revenues																									100.00%
Repaid principal																									$ 2,500
Interest rate																									50.00%
The June 2018 Frommer Loan Agreement [Member]
Related Party (Details) [Line Items]
Principal amount																																					400
Convertible note																													$ 900,000										$ 239,000
Unpaid interest																																					70		15,401
Warrants issued to purchase shares (in Shares)																												681
The February 2019 Convertible Note Offering [Member]
Related Party (Details) [Line Items]
Principal amount																																					20,000	$ 20,000
Maturity date																																				The February 2019 Notes mature on the first (1st) anniversary of their issuance dates.
Gross proceeds																						$ 20,000
Debt discount																															$ 2,465					$ 2,465
Unpaid interest																																					3,065
Warrants issued to purchase shares (in Shares)																															440					440
The July 2020 Convertible Note Offering [Member]
Related Party (Details) [Line Items]
Principal amount																																					50,000
Maturity date																																				The July 2020 Convertible Note Offering mature on the six (6th) month anniversary of their issuance dates.
Interest rate																																										12.00%
Gross proceeds																																	$ 50,000
Convertible note																															$ 3,922					$ 3,922
Debt discount																															$ 21,577					$ 21,577
Unpaid interest																																					630
Conversion price per share (in Dollars per share)																																										$ 12.75
Loan agreement, description																																				Upon default the July 2020 Convertible Note Offering is convertible into shares of the Company’s common stock, par value $.001 per share (“Conversion Shares”) equal to 61% multiplied by the lowest trade of the common stock during the twenty (15) consecutive trading day period immediately preceding the date of the respective conversion.
BCF and related debt discount																																				$ 9,812
The June 2019 Loan Agreement [Member]
Related Party (Details) [Line Items]
Principal amount																												$ 10,000
Interest rate																												6.00%			18.00%					18.00%
Convertible note																																10,000					10,000
Fair value of warrants																																				$ 4,645
Warrants issued to purchase shares (in Shares)																												500			692					692
Purchase price per share (in Dollars per share)																												$ 12
Exercise price (in Dollars per share)																												$ 18
Unpaid interest																																2,748					2,748
Principal aggregate amount																																															$ 4,000,000
The July 2018 Schiller Loan Agreement [Member]
Related Party (Details) [Line Items]
Convertible note																						$ 4,137																$ 4,137
Warrants issued to purchase shares (in Shares)																											1,698
Exercise price (in Dollars per share)																											$ 18
Principal aggregate amount																											$ 25,000
Warrant to purchase (in Shares)																											1,250
Purchase price (in Dollars per share)																											$ 12
Bear interest Rate																																																		6.00%
Warrant to purchase common stock (in Shares)																											1,726
Repaid amount																																					20,863
Interest amount																																					3,216
The June 2019 Loan Agreement [Member]
Related Party (Details) [Line Items]
Convertible note																																4,325,000					4,325,000
Unpaid interest																																					0
Unpaid interest																																752,346					752,346
Principal aggregate amount																																														$ 4,825,000		$ 3,000,000	$ 2,500,000
Bear interest Rate																																													12.50%
Repaid amount																																					500,000
Indebted amount									$ 2,400,000																	$ 1,200,000				$ 1,200,000
Debt discount																														$ 92,752
Additional shares issued percentage																10.00%
Securities issued public offering amount																$ 15
The December 2019 Gravitas Loan Agreement [Member]
Related Party (Details) [Line Items]
Repaid amount																																					300,000
Principal amount																							$ 300,000
Interest payment																							$ 20,000
Accrued interest																																50,000					50,000
Officer [Member]
Related Party (Details) [Line Items]
Living expenses for officers																																				$ 138,713	57,455
Convertible Notes [Member] | The June 2018 Frommer Loan Agreement [Member]
Related Party (Details) [Line Items]
Gross proceeds																																							$ 239,400
The First January 2020 Loan Agreement [Member]
Related Party (Details) [Line Items]
Interest rate								6.00%
Convertible note																																250,000					250,000
Debt discount								$ 16,000
Lender issued promissory note amount								$ 250,000
Issued common stock shares (in Shares)								1,333
Shares issued (in Shares)								1,333
The Second January 2020 Loan Agreement [Member]
Related Party (Details) [Line Items]
Interest rate							5.00%
Warrants issued to purchase shares (in Shares)							50
Purchase price (in Dollars per share)							$ 18
Repaid amount																																					10,000
Debt discount							$ 580
Accrued interest																																500					500
Lender issued promissory note amount							$ 10,000
Warrants to purchase of common stock (in Shares)							50
The Third January 2020 Loan Agreement [Member]
Related Party (Details) [Line Items]
Interest rate																					10.00%
Warrants issued to purchase shares (in Shares)																					75
Purchase price (in Dollars per share)																					$ 18
Repaid amount																																					15,000
Debt discount																					$ 892
Accrued interest																																1,500					1,500
Lender issued promissory note amount																					$ 15,000
Issued common stock shares (in Shares)																					75
The Fourth January 2020 Loan Agreement [Member]
Related Party (Details) [Line Items]
Interest rate																				7.00%
Convertible note																																135,000					135,000
Lender issued promissory note amount																				$ 135,000
Issued common stock shares (in Shares)																				750
The January 2020 Rosen Loan Agreement [Member]
Related Party (Details) [Line Items]
Repaid amount																																					150,000
Interest payment							$ 2,500
Accrued interest																																15,273					15,273
Lender issued promissory note amount							$ 150,000
The February Banner 2020 Loan Agreement [Member]
Related Party (Details) [Line Items]
Purchase price (in Dollars per share)																			$ 18
Repaid amount																																					9,900
Accrued interest																																495					495
Lender issued promissory note amount																			$ 9,900
Warrants to purchase of common stock (in Shares)																			49
Pursuant bears interest rate																			$ 495
The February 2020 Frommer Loan Agreement [Member]
Related Party (Details) [Line Items]
Purchase price (in Dollars per share)																		$ 18
Repaid amount																																					2,989
Accrued interest																																160					160
Lender issued promissory note amount																		$ 2,989
Warrants to purchase of common stock (in Shares)																		15
The February 2020 Loan Agreement [Member]
Related Party (Details) [Line Items]
Interest rate																	5.00%
Purchase price (in Dollars per share)																	$ 18
Repaid amount																																					15,000
Debt discount																	$ 801
Accrued interest																																750					750
Lender issued promissory note amount																	$ 15,000
Warrants to purchase of common stock (in Shares)																	75
The July 2020 Loan Agreement [Member]
Related Party (Details) [Line Items]
Interest rate													5.00%
Purchase price (in Dollars per share)													$ 18
Repaid amount																																					5,000
Debt discount													$ 316
Accrued interest																																$ 250					250
Lender issued promissory note amount													$ 5,000
Warrants to purchase of common stock (in Shares)													25
The September 2020 Goldberg Loan Agreement [Member]
Related Party (Details) [Line Items]
Maturity date												The maturity date of the September 2020 Goldberg Note is September 15, 2022 (the “September 2020 Goldberg Maturity Date”), at which time all outstanding principal, accrued and unpaid interest and other amounts due under note are due.
Interest rate												7.00%
Unpaid interest																																				3,576
Loan agreement, description											Since the September 2020 Goldberg Note has a make-whole provision if the shares of the Company’s common stock issued to the lender in accordance with the Lender’s Exchange Agreement (see note 10) have a value equal to or less than $6,463,363 determined by using the lowest VWAP of the last 30 days prior to September 14, 2021. The principal amount of the September 2020 Goldberg Note shall increase by 200% of the difference between the initial consideration and the September 14, 2021, value.
Promissory note												$ 16,705
Principal amount																																									$ 939,022
The September 2020 Rosen Loan Agreement [Member]
Related Party (Details) [Line Items]
Principal amount																																				188,574
Interest rate												7.00%
Loan agreement, description											Since the September 2020 Rosen Note has a make-whole provision if the shares of the Company’s common stock issued to the lender in accordance with the Lender’s Exchange Agreement (see note 10) have a value equal to or less than $1,274,553 determined by using the lowest VWAP of the last 30 days prior to September 14, 2021. The principal amount of the September 2020 Rosen Note shall increase by 200% of the difference the initial consideration and the September 14, 2021 value.
Interest amount																																				1,677
Promissory note												$ 3,295
Principal amount																																									$ 185,279
Derivative laibility											$ 200																						$ 200
Accrued interest																															$ 1,610					1,610
Demand loan [Member]
Related Party (Details) [Line Items]
Repaid principal																																					75,000
Related party made non-interest bearing loans		$ 40,000	$ 50,000	$ 100,000		$ 50,000								$ 100,000	$ 100,000									$ 150,000
Demand loan [Member] | December 17, 2019 [Member]
Related Party (Details) [Line Items]
Repaid principal																																					150,000
Demand loan [Member] | March 27, 2020 [Member]
Related Party (Details) [Line Items]
Repaid principal																																					100,000
Demand loan [Member] | March 27, 2020 [Member] | September 2020 Equity Raise [Member]
Related Party (Details) [Line Items]
Unpaid interest																																					6,707
Demand loan [Member] | April 9, 2020 [Member] | September 2020 Equity Raise [Member]
Related Party (Details) [Line Items]
Principal amount																																					50,000
Demand loan [Member] | April 21, 2020 [Member] | September 2020 Equity Raise [Member]
Related Party (Details) [Line Items]
Principal amount																																					100,000
Unpaid interest																																					6,707
Demand loan [Member] | July 6, 2020 [Member] | September 2020 Equity Raise [Member]
Related Party (Details) [Line Items]
Principal amount																																				100,000
Unpaid interest																																				$ 6,707
Demand loan [Member] | August 10, 2020 [Member]
Related Party (Details) [Line Items]
Principal amount																																					40,000
Demand loan [Member] | September 9, 2020 [Member]
Related Party (Details) [Line Items]
Principal amount																																					$ 50,000